ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jan. 02, 2020
Legacy Huazhu | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	8 years
Legacy Huazhu | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	10 years
Leased and owned hotels
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of hotels	612	633
Manachised hotels
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of hotels	11,400	10,380
Manachised hotels | Legacy DH | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	15 years
Manachised hotels | Legacy DH | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	20 years
Franchised hotels
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of hotels	125	134
Franchised hotels | Legacy DH | Minimum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	10 years
Franchised hotels | Legacy DH | Maximum
ORGANIZATION AND PRINCIPAL ACTIVITIES
Term of franchise and management agreement	15 years
Deutsche Hospitality
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percent of ownership acquired (as percent)			100.00%